SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effects of changes in
Accounts payable and accrued liabilities	$ (3.4)	$ 160.4
Trade and other receivables, net	57.7	(221.0)
Prepaid expenses and other assets	(23.3)	(24.9)
Changes in non-cash working capital items	$ 31.0	$ (85.5)